General information	12 Months Ended
Dec. 31, 2021
General Information About Financial Statements [Abstract]
General information	General information
These financial statements reflect the financial performance for the years ended December 31, 2021, 2020 and 2019 and the financial position as at December 31, 2021 and 2020 of Exscientia plc (the “Company”) and its subsidiaries (collectively the “Group” or “Exscientia”).
Exscientia plc (formerly Exscientia Limited) is a public company incorporated in England and Wales and has the following wholly owned subsidiaries: Exscientia (UK) Holdings Limited, Exscientia AI Limited (formerly Exscientia Limited), Exscientia Inc., Exscientia Ventures I, Inc., Exscientia Ventures II, Inc., Exscientia KK, Kinetic Discovery Limited and Exscientia GmbH as well as two 50% owned joint ventures, RE Ventures I, LLC (“RE Ventures”) and RE Ventures II, LLC. Exscientia GmbH, Exscientia Ventures II Inc. and RE Ventures II, LLC were incorporated during the 12 month period ended December 31, 2021.
The principal activity of the Group is that of the application of artificial intelligence (“AI”) and machine learning (“ML”) to the discovery and design of novel therapeutic compounds. Exscientia’s technology platform combines the best of human and computational capabilities to accelerate the process of designing novel, safe and efficacious compounds for clinical testing in humans.
IPO and corporate reorganization
On October 05, 2021 the Company completed its initial public offering (“IPO”). In the IPO the Company sold an aggregate of 15,927,500 American Depositary Shares (“ADSs”) representing the same number of ordinary shares, including 2,077,500 ADSs pursuant to the underwriters’ option at a public offering price of $22.00 per ADS. Net proceeds were $325,877,000 (£239,688,000). In addition to the ADSs sold in the IPO, the Company completed the concurrent sale of an additional 1,590,909 ADSs at the initial offering price of $22.00 per ADS, for gross proceeds of approximately $35,000,000 (£25,743,000) in a private placement to the Bill & Melinda Gates Foundation (“Gates Foundation”), and a further 5,681,818 ADS at the same price of $22.00 per ADS to SoftBank’s SVF II Excel (DE) LLC fund (“SoftBank”), generating net proceeds after professional fees of $116,250,000 (£85,890,000). Prior to and in contemplation of the consummation of the Company’s IPO, the Company undertook a corporate reorganization which took place in several steps as follows:
•Prior to the corporate reorganization, the holding company of the Group was Exscientia AI Limited.
•The Company was incorporated in England and Wales on June 29, 2021 under the name Exscientia Holdings Limited.
•Pursuant to the terms of a share for share exchange completed on August 10, 2021, all of the shareholders of Exscientia AI Limited exchanged the £0.01 ordinary and preference shares held by them for an equal number of newly issued £2.00 ordinary and preference shares issued by Exscientia Holdings Limited of the same class, with the same shareholder rights.
•On August 18, 2021 the Company changed its name to Exscientia Limited.
1.General information (continued)
IPO and corporate reorganization (continued)
•On August 26, 2021 the Company engaged in a bonus issue followed by a capital reduction, following which the issued share capital of the Company comprised of 77,700 Ordinary A shares of £0.16, 4,848 Ordinary B shares of £0.16, 30,255 Series A Preference shares of £0.16, 29,408 Series B Preference shares of £0.16, 57,295 Series C Preference shares of £0.16, 17,132 Series C1 Preference shares of £0.16, 10,123 Junior Series C Preference shares of £0.16 and 88,634 Series D1 Preference shares of £0.16.
•On September 22, 2021 the Company was re-registered as a public limited company and renamed Exscientia plc.
Concurrent with the Company’s IPO on October 05, 2021 and pursuant to the terms of a share for share exchange all of the ordinary and preference shareholders of Exscientia plc exchanged each of the existing shares held by them for 300 newly issued Ordinary shares of £0.0005 each in the Company. 324,121 Deferred shares with a nominal value of £0.01 per share were created as part of this transaction. The Deferred shares are not entitled to any dividends or to any other participation in the profits of the Company.
Exscientia plc is a continuation of Exscientia Limited and its subsidiaries, and the corporate reorganization has been accounted for as a group reorganization. The corporate reorganization has been given retrospective effect in these financial statements, and such financial statements represent the financial statements of Exscientia plc. In connection with the corporate reorganization, outstanding restricted stock units and share options awarded by Exscientia AI Limited were exchanged for share awards and option grants of Exscientia plc with identical terms and restrictions.